Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 20		€ 33
Mortgage and other asset-backed securities		176		225
Total mortgage- and other asset-backed securities		196		258
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		3,773		4,698
Equity securities [Abstract]
Equity securities		976		996
Loans, at fair value [Abstract]
Loans, at Fair Value		8,454		8,302
Loan commitments [Abstract]
Loan commitments (financial instruments)		0		0
Other financial instruments [Abstract]
Other financial instruments		1,838	[1]	1,654	[2]
Total non-derivative financial instruments held at fair value		15,237		15,908
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		5,581		4,941
Credit derivatives		648		618
Equity derivatives		1,148		834
FX derivatives		2,002		1,320
Other derivatives		772		810
Total market values from derivative financial instruments		10,150		8,524
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,263		1,679
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		38
Loan commitments [Abstract]
Loan commitments (financial instruments)		4		1
Other financial instruments [Abstract]
Other financial instruments		257	[3]	278	[4]
Total non-derivative financial instruments held at fair value		1,524		1,996
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		3,849		3,387
Credit derivatives		800		822
Equity derivatives		1,645		1,132
FX derivatives		1,585		1,158
Other derivatives	[5]	(43)		117
Total market values from derivative financial instruments		€ 7,837		€ 6,616
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	0.00%		0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[6]	0.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	182		102
Mortgage and other asset-backed securities, significant unobservable input, absolute	[6]	137		54
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	285		15
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[6]	110		11
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[6]	6		8
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[6]	0		0
Other derivatives, significant unobservable input, absolute	[6]	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	25.00%		25.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	35.00%		35.00%
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	25.00%		25.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	1.00%		1.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	0.00%		0.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	3.00%		3.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	3.00%		2.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	8.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[6]	7.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[6]	1		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[6]	(71)		(69)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	(1.00%)		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[6]	5		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	(25.00%)		(25.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	(70.00%)		(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	4.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	15.00%		4.00%
Other derivatives, significant unobservable input, percent	[6]	12.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[6]	1		1
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	0.00%		18.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[6]	(18.00%)		(12.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[6]	16.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	15.00%		33.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	108.00%		3623.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	101.00%		101.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[6]	204.00%		203.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	276.00%		341.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	1,470		1,899
Mortgage and other asset-backed securities, significant unobservable input, absolute	[6]	1,813		2,460
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	614		460
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[6]	5,519		1,209
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[6]	1,061		979
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[6]	31,205		18,812
Other derivatives, significant unobservable input, absolute	[6]	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	75.00%		75.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	85.00%		90.00%
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	85.00%		95.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	75.00%		75.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	3.00%		4.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	0.00%		0.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	10.00%		13.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	24.00%		24.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	41.00%		59.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	20.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[6]	46.00%		46.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[6]	66		271
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[6]	803		668
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	3.00%		3.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	107.00%		101.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[6]	16		17
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	75.00%		84.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	8.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	156.00%		33.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	99.00%		99.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	100.00%		93.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	100.00%		69.00%
Other derivatives, significant unobservable input, percent	[6]	136.00%		67.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[6]	1		1
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	97.00%		93.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	8.00%		18.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	6.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[6]	64.00%		27.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[6]	86.00%		86.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	68.00%		84.00%
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 2,768		€ 3,090
Corporate, sovereign and other debt securities (held for trading)		2,768		3,090
Equity securities [Abstract]
Equity securities		71		82
Loans, at fair value [Abstract]
Loans, at Fair Value		5,988		6,110
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		976		1,552
Equity securities [Abstract]
Equity securities		905		914
Loans, at fair value [Abstract]
Loans, at Fair Value		1,184		1,193
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		6
Assets: At fair value through other comprehensive income [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		29		56
Loans, at fair value [Abstract]
Loans, at Fair Value		1,282		993
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0		2
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		0		38
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,263		1,676
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0		€ 0

[1]	Other financial assets include EUR16million of other trading assets, EUR1.8billion of other financial assets mandatory at fair value and EUR 1 million of other financial assets designated at fair value.
[2]	Other financial assets include EUR 28 million of other trading assets, EUR 1.6 billion of other financial assets mandatory at fair value.
[3]	Other financial liabilities include EUR199million of securities sold under repurchase agreements designated at fair value and EUR58million of other financial liabilities designated at fair value.
[4]	Other financial liabilities include EUR 186 million of securities sold under repurchase agreements designated at fair value and EUR 92 million of other financial liabilities designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.